CONSOLIDATED STATEMENT OF FINANCIAL POSITION - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
ASSETS
Cash and cash equivalents	$ 29,916,400	[1]	$ 32,844,099
Financial assets investments	34,317,259	[1]	37,570,270
Derivative financial instruments	4,417,863	[1]	2,938,142
Financial assets investments and derivative financial instruments	38,735,122	[1]	40,508,412
Loans and advances to customers, net	243,100,035	[1]	263,274,170
Assets held for sale and inventories, net	666,361	[1]	1,106,399
Investment in associates and joint ventures	3,311,506	[1]	2,928,984
Investment properties	6,595,407	[1]	5,580,109
Premises and equipment, net	5,406,874	[1]	5,906,064
Right-of-use assets, lease	1,329,718	[1]	1,757,206
Goodwill and intangible assets, net	2,537,180	[1]	9,767,903
Deferred tax, net	1,750,097	[1]	763,757
Assets related to investments in subsidiaries held for sale	40,309,257	[1]	0
Other assets, net	6,094,423	[1]	7,778,279
TOTAL ASSETS	379,752,380	[1]	372,215,382
LIABILITIES
Deposits by customers	264,413,956	[1]	279,059,401
Interbank deposits and repurchase agreements and other similar secured borrowing	706,149	[1]	1,776,965
Derivative financial instruments	4,514,630	[1]	2,679,643
Borrowings from other financial institutions	9,356,428	[1]	15,689,532
Debt instruments in issue	7,409,693	[1]	11,275,216
Lease liabilities	1,325,039	[1]	1,889,364
Preferred shares	583,477	[1]	584,204
Current tax	701,452	[1]	156,162
Deferred tax, net	2,903,375	[1]	2,578,504
Employee benefit plans	947,610	[1]	951,555
Liabilities related to investments in subsidiaries held for sale	34,416,684	[1]	0
Other liabilities	11,478,253	[1]	10,990,561
TOTAL LIABILITIES	338,756,746	[1]	327,631,107
EQUITY
Share capital	480,914	[1]	480,914
Additional paid-in-capital	4,857,491	[1]	4,857,454
Appropriated reserves	23,436,138	[1]	22,575,837
Retained earnings	3,376,023	[1]	2,715,313
Net income attributable to equity holders of the Parent Company	3,820,634	[1]	6,267,744
Accumulated other comprehensive income, net of tax	3,783,433	[1]	6,645,206
SHAREHOLDERS’ EQUITY ATTRIBUTABLE TO THE OWNERS OF THE PARENT COMPANY	39,754,633	[1]	43,542,468
Non-controlling interest	1,241,001	[1]	1,041,807
TOTAL EQUITY	40,995,634	[1]	44,584,275
TOTAL LIABILITIES AND EQUITY	379,752,380	[1]	372,215,382
Loans and advances to customers
ASSETS
Loans and advances to customers, net	256,353,981	[1]	279,453,908
Premises and equipment, net	7,939,059		8,691,093
Right-of-use assets, lease	2,061,344		2,739,495
Allowance for loans, advances, and lease losses
ASSETS
Loans and advances to customers, net	$ (13,253,946)	[1]	$ (16,179,738)

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.